GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of expenses [Table Text Block]

	Year Ended December 31,
	2017	2016
Corporate administration	$3,875	$3,819
Salaries and benefits	8,509	9,387
Audit, legal and professional fees	2,822	2,656
Filing and listing fees	506	441
Directors fees and expenses	749	685
Depreciation	1,032	759
	$17,493	$17,747